COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS

January 31, 2023 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS—PREFERRED	0.5%
Invesco Financial Preferred ETF		108,744	$1,754,041

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$1,627,391)			1,754,041

PREFERRED SECURITIES—$25 PAR VALUE	6.1%
BANKS	3.5%
Bank of America Corp., 5.00%, Series LL(a)		15,203	347,845
Bank of America Corp., 4.375%, Series NN(a)		17,134	342,680
Bank of America Corp., 4.125%, Series PP(a)		51,808	983,316
Bank of America Corp., 4.25%, Series QQ(a)		37,248	720,749
Bank of America Corp., 4.75%, Series SS(a)		40,139	873,023
Dime Community Bancshares, Inc., 5.50%(a)		7,024	152,421
First Horizon Corp., 6.10% to 5/1/24, Series D(a),(b)		9,979	245,982
First Republic Bank/CA, 4.125%, Series K(a)		21,429	403,722
First Republic Bank/CA, 4.25%, Series L(a)		54,782	1,038,119
First Republic Bank/CA, 4.00%, Series M(a)		56,357	1,030,206
First Republic Bank/CA, 5.125%, Series H(a)		14,758	331,907
First Republic Bank/CA, 4.50%, Series N(a)		98,107	1,947,424
Truist Financial Corp., 4.75%, Series R(a)		66,223	1,470,151
Wells Fargo & Co., 4.25%, Class DD(a)		18,739	365,598
Wells Fargo & Co., 4.375%, Series CC(a)		72,019	1,446,142
Wells Fargo & Co., 4.75%, Series Z(a)		26,331	559,007

			12,258,292

FINANCE—INVESTMENT BANKERS/BROKERS	0.1%
Morgan Stanley, 4.25%, Series O(a)		17,638	351,702

FINANCIAL	0.2%
KKR Group Finance Co. IX LLC, 4.625%, due 4/1/61		24,233	479,086

INSURANCE	0.7%
LIFE/HEALTH INSURANCE	0.5%
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a),(b)		6,122	161,560
Lincoln National Corp., 9.00%, Series D(a)		41,700	1,198,875
MetLife, Inc., 4.75%, Series F(a)		15,598	358,286

			1,718,721

MULTI-LINE	0.2%
Kemper Corp., 5.875% to 3/15/27, due 3/15/62(b)		33,737	771,902

TOTAL INSURANCE			2,490,623

		Shares	Value
PIPELINES	0.4%
Energy Transfer LP, 7.625% to 8/15/23, Series D(a),(b)		22,323	$539,993
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b)		35,016	840,384

			1,380,377

PIPELINES—FOREIGN	0.9%
Enbridge, Inc., 5.949% to 6/1/23, Series 1 (Canada)(a),(b)		39,685	891,722
Enbridge, Inc., 3.94% to 3/1/25, Series 11 (Canada)(a),(b)		46,275	575,242
Enbridge, Inc., 3.043% to 6/1/25, Series 13 (Canada)(a),(b)		12,026	143,168
Enbridge, Inc., 5.858% to 9/1/27, Series L (Canada)(a),(b)		26,534	532,537
TC Energy Corp., 3.903% to 4/30/24, Series 8 (Canada)(a),(b)		85,000	1,044,493

			3,187,162

REAL ESTATE—SELF STORAGE	0.3%
Public Storage, 4.625%, Series L(a)		48,764	1,044,037

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$20,326,804)			21,191,279

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	91.1%
BANKS	17.0%
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a),(b)		$1,658,000	1,276,660
Bank of America Corp., 4.375% to 1/27/27, Series RR(a),(b)		329,000	299,423
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		2,633,000	2,524,389
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		2,943,000	2,951,535
Bank of America Corp., 6.125% to 4/27/27, Series TT(a),(b)		480,000	481,680
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		3,724,000	3,731,001
Bank of America Corp., 6.30% to 3/10/26, Series DD(a),(b)		939,000	954,681
Bank of New York Mellon Corp./The, 3.75% to 12/20/26, Series I(a),(b)		166,000	144,636
Bank of New York Mellon Corp./The, 4.625% to 9/20/26, Series F(a),(b)		1,102,000	1,024,287
Citigroup, Inc., 3.875% to 2/18/26(a),(b)		4,601,000	4,211,755
Citigroup, Inc., 4.00% to 12/10/25, Series W(a),(b)		1,500,000	1,391,462
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		2,412,000	2,353,568
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		814,000	821,359
CoBank ACB, 6.45% to 10/1/27, Series K(a),(b)		1,350,000	1,366,397
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (TruPS)(c)		600,000	651,000
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(b),(c)		2,575,000	2,420,500

		Principal Amount		Value
First Horizon Bank, 5.66% (3 Month US LIBOR + 0.85%, Floor 3.75%), 144A (FRN)(a),(c),(d)		3,500	†	$2,922,500
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)		$679,000		732,550
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(a),(b)		2,068,000		1,803,503
Goldman Sachs Group, Inc./The, 3.80% to 5/10/26, Series T(a),(b)		514,000		450,637
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series V(a),(b)		366,000		326,007
Huntington Bancshares, Inc./OH., 5.625% to 7/15/30, Series F(a),(b)		72,000		71,078
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		2,305,000		2,300,678
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		2,360,000		2,385,264
PNC Financial Services Group, Inc./The, 6.20% to 9/15/27, Series V(a),(b)		865,000		867,422
SVB Financial Group, 4.00% to 5/15/26, Series C(a),(b)		1,613,000		1,293,414
SVB Financial Group, 4.25% to 11/15/26, Series D(a),(b)		4,850,000		3,884,365
SVB Financial Group, 4.70% to 11/15/31, Series E(a),(b)		2,594,000		1,997,380
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		685,000		679,862
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)		1,508,000		1,468,787
US Bancorp, 3.70% to 1/15/27, Series N(a),(b)		419,000		367,149
US Bancorp, 5.30% to 4/15/27, Series J(a),(b)		1,054,000		980,918
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(b)		7,374,000		6,802,515
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		1,622,000		1,618,269
Wells Fargo & Co., 5.95%, due 12/1/86		1,605,000		1,692,260
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		23,000		26,246

				59,275,137

BANKS—FOREIGN	33.6%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(b),(e),(f)		1,200,000		1,201,838
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(e)		1,400,000		1,373,764
Banco BPM SpA, 7.00% to 4/12/27 (Italy)(a),(b),(e),(f)		800,000		805,391
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a),(b),(e),(f)		400,000		399,544
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(a),(b),(e),(f)		800,000		906,575
Banco Mercantil del Norte SA/Grand Cayman, 6.625% to 1/24/32, 144A (Mexico)(a),(b),(c),(e)		1,000,000		884,307
Banco Santander SA, 4.75% to 11/12/26 (Spain)(a),(b),(e)		800,000		696,135
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		1,000,000		995,940
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)(a),(b),(e),(f)		600,000		628,279
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(e),(f)		1,800,000		1,957,203
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)		1,745,000		1,699,037

	Principal Amount	Value
Bank of Nova Scotia/The, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)	$1,400,000	$1,491,658
Barclays Bank PLC, 6.278% to 12/15/34 (United Kingdom)(a),(b)	1,360,000	1,356,661
Barclays PLC, 4.375% to 3/15/28 (United Kingdom)(a),(b),(e)	600,000	489,197
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(e)	1,800,000	1,721,232
Barclays PLC, 6.375% to 12/15/25 (United Kingdom)(a),(b),(e),(f)	1,200,000	1,392,503
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(e)	600,000	721,979
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(e)	1,600,000	1,598,000
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a),(b),(e)	4,400,000	4,429,260
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a),(b),(e),(f)	3,400,000	4,286,764
BNP Paribas SA, 4.625% to 1/12/27, 144A (France)(a),(b),(c),(e)	2,000,000	1,755,000
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(c),(e)	1,400,000	1,386,000
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(c),(e)	800,000	792,500
BNP Paribas SA, 7.375% to 6/11/30 (France)(a),(b),(e),(f)	1,800,000	2,006,722
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(c),(e)	600,000	604,053
BNP Paribas SA, 7.75% to 8/16/29, 144A (France)(a),(b),(c),(e)	7,600,000	7,885,000
BNP Paribas SA, 9.25% to 11/17/27, 144A (France)(a),(b),(c),(e)	1,600,000	1,741,600
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(e),(f)	1,000,000	987,211
Credit Agricole SA, 4.75% to 3/23/29, 144A (France)(a),(b),(c),(e)	1,800,000	1,535,220
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(c),(e)	2,200,000	2,178,703
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(c),(e)	1,400,000	1,402,800
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(c),(e)	1,600,000	1,654,632
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (Switzerland)(a),(b),(c),(e)	400,000	301,000
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(c),(e)	2,200,000	1,787,500
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(c),(e)	2,000,000	1,640,300
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(c),(e)	2,800,000	2,599,120
Credit Suisse Group AG, 9.75% to 6/23/27, 144A (Switzerland)(a),(b),(c),(e)	4,200,000	4,084,500
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a),(b),(e)	1,800,000	1,642,777
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(b),(e)	2,000,000	1,933,760
Deutsche Bank AG, 10.00% to 12/01/27 (Germany)(a),(b),(e),(f)	2,000,000	2,332,205
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(e)	800,000	790,700
HSBC Holdings PLC, 8.113% to 11/3/32, due 11/3/33 (United Kingdom)(b)	600,000	689,032

	Principal Amount	Value
Iccrea Banca SpA, 4.75% to 10/18/26, due 1/18/32, Series EMTN (Italy)(b),(f)	$600,000	$577,485
ING Groep N.V., 4.25% to 5/16/31, Series NC10 (Netherlands)(a),(b),(e)	1,400,000	1,058,669
ING Groep N.V., 4.875% to 5/16/29 (Netherlands)(a),(b),(e),(f)	1,400,000	1,174,123
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(e)	2,800,000	2,651,782
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(e)	1,400,000	1,370,299
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(a),(b),(e),(f)	1,200,000	1,181,250
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(c),(e)	2,200,000	2,082,294
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(e)	2,000,000	1,987,840
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(e)	1,200,000	1,191,300
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(a),(b),(e),(f)	800,000	912,820
Natwest Group PLC, 4.60% to 6/28/31 (United Kingdom)(a),(b),(e)	1,400,000	1,076,250
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(e)	2,800,000	2,681,000
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(e)	3,000,000	3,037,365
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(c),(e)	1,000,000	991,250
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a),(b),(e),(f)	800,000	801,340
Societe Generale SA, 5.375% to 11/18/30, 144A (France)(a),(b),(c),(e)	2,400,000	2,069,831
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(c),(e)	2,600,000	2,427,636
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(c),(e)	1,600,000	1,596,000
Societe Generale SA, 7.875% to 1/18/29, Series EMTN (France)(a),(b),(e),(f)	700,000	789,067
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(c),(e)	1,200,000	1,215,750
Societe Generale SA, 9.375% to 11/22/27, 144A (France)(a),(b),(c),(e)	2,800,000	3,013,500
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a),(b),(e),(f)	800,000	688,455
Toronto-Dominion Bank/The, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)	4,400,000	4,680,500
UBS Group AG, 4.875% to 2/12/27, 144A (Switzerland)(a),(b),(c),(e)	800,000	721,120
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)	2,800,000	2,786,910
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)	400,000	404,250
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(c),(e)	1,000,000	996,220

		Principal Amount	Value
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(e),(f)		$1,200,000	$1,188,750
Virgin Money UK PLC, 8.25% to 6/17/27 (United Kingdom)(a),(b),(e),(f)		1,000,000	1,148,952

			117,267,610

ELECTRIC	2.0%
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)		838,000	764,223
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a),(b)		2,632,000	2,368,800
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		500,000	482,992
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)		2,854,000	2,491,103
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(b)		1,010,000	963,368

			7,070,486

ELECTRIC—FOREIGN	1.8%
Electricite de France SA, 7.50% to 9/6/28, Series EMTN (France)(a),(b),(f)		2,000,000	2,232,833
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		4,206,000	4,146,625

			6,379,458

FINANCIAL	4.6%
CREDIT CARD	0.4%
American Express Co., 3.55% to 9/15/26, Series D(a),(b)		1,521,000	1,349,583

DIVERSIFIED FINANCIAL SERVICES	1.2%
Aircastle Ltd., 5.25% to 6/15/26, Series A, 144A(a),(b),(c)		1,440,000	1,188,000
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(c)		450,000	387,186
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(b),(c)		851,000	659,887
ILFC E-Capital Trust I, 6.288% (30 Year CMT + 1.55%), due 12/21/65, 144A (FRN) (TruPS)(c),(d)		128,000	82,880
ILFC E-Capital Trust II, 6.538% (30 Year CMT + 1.80%), due 12/21/65, 144A (FRN) (TruPS)(c),(d)		2,675,000	1,789,824

			4,107,777

DIVERSIFIED FINANCIAL SERVICES—FOREIGN	0.3%
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a),(b),(e),(f)		1,000,000	1,000,002

INVESTMENT BANKER/BROKER	2.7%
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		482,000	480,650
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a),(b)		4,073,000	3,508,889

		Principal Amount	Value
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b)		$6,121,000	$5,647,541

			9,637,080

TOTAL FINANCIAL			16,094,442

INSURANCE	15.4%
LIFE/HEALTH INSURANCE	6.3%
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52, 144A(b),(c)		4,750,000	4,731,856
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		1,785,000	1,735,706
Lincoln National Corp., 9.25% to 12/1/27, Series C(a),(b)		1,199,000	1,327,892
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(c)		1,700,000	1,874,247
MetLife, Inc., 9.25%, due 4/8/38, 144A(c)		1,800,000	2,175,957
MetLife, Inc., 10.75%, due 8/1/39		905,000	1,245,280
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(b)		1,200,000	1,121,070
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(b)		4,570,000	4,564,817
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(b),(c)		2,200,000	1,691,360
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(b),(c)		1,940,000	1,610,542

			22,078,727

LIFE/HEALTH INSURANCE—FOREIGN	2.3%
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)(a),(b),(c)		900,000	890,660
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a),(b),(f)		600,000	591,000
Kyobo Life Insurance Co., Ltd., 5.90% to 6/15/27, due 6/15/52, 144A (South Korea)(b),(c)		1,400,000	1,371,650
La Mondiale SAM, 5.875% to 1/26/27, due 1/26/47 (France)(b),(f)		600,000	575,788
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(b),(c)		1,400,000	1,386,366
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a),(b),(e),(f)		2,400,000	2,036,340
Rothesay Life PLC, 6.875% to 9/12/28 (United Kingdom)(a),(b),(e),(f)		1,000,000	1,125,394

			7,977,198

MULTI-LINE	0.3%
Hartford Financial Services Group, Inc./The, 6.731% (3 Month US LIBOR + 2.125%), due 2/12/47, Series ICON, 144A (FRN)(c),(d)		1,236,000	1,060,179

		Principal Amount	Value
MULTI-LINE—FOREIGN	1.3%
Aegon NV, 5.50% to 4/11/28, due 4/11/48 (Netherlands)(b)		$1,000,000	$955,179
Allianz SE, 3.50% to 11/17/25, 144A (Germany)(a),(b),(c),(e)		1,400,000	1,224,440
AXA SA, 8.60%, due 12/15/30 (France)		1,175,000	1,450,769
CNP Assurances, 4.875% to 10/7/30 (France)(a),(b),(e),(f)		1,000,000	827,581

			4,457,969

PROPERTY CASUALTY	1.6%
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)		2,700,000	2,230,483
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		2,160,000	1,938,297
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51, 144A(b),(c)		1,470,000	1,260,143
Liberty Mutual Group, Inc., 7.80%, due 3/15/37, 144A(c)		250,000	278,658

			5,707,581

PROPERTY CASUALTY—FOREIGN	2.6%
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b),(f)		2,600,000	2,166,765
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(c)		4,300,000	4,246,250
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(f)		800,000	780,692
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b),(f)		800,000	799,162
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (Switzerland)(b),(f)		1,400,000	1,115,625

			9,108,494

REINSURANCE	0.8%
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(b),(c)		3,330,000	2,871,379

REINSURANCE—FOREIGN	0.2%
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49, 144A (Switzerland)(b),(c)		600,000	582,349

TOTAL INSURANCE			53,843,876

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.9%
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(a),(b),(f)		1,500,000	1,606,473
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(b)		970,000	786,573

		Principal Amount	Value
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)(b),(f)		$600,000	$589,626

			2,982,672

OIL & GAS—FOREIGN	0.6%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a),(b)		2,000,000	1,934,500

PIPELINES	1.8%
Energy Transfer LP, 6.50% to 11/15/26, Series H(a),(b)		2,540,000	2,388,565
Energy Transfer LP, 7.125% to 5/15/30, Series G(a),(b)		4,222,000	3,867,352

			6,255,917

PIPELINES—FOREIGN	5.7%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		3,780,000	3,586,426
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		2,362,000	2,246,577
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		1,271,000	1,210,691
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)		2,238,000	2,242,954
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(b)		3,232,000	3,336,372
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		2,549,000	2,309,895
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b)		1,748,000	1,566,645
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		3,282,000	3,199,293

			19,698,853

REAL ESTATE—RETAIL—FOREIGN	1.3%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(b),(c)		2,500,000	2,335,933
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(b),(c)		2,500,000	2,202,707

			4,538,640

UTILITIES	6.4%
ELECTRIC	3.4%
Edison International, 5.00% to 12/15/26, Series B(a),(b)		1,707,000	1,521,944
Edison International, 5.375% to 3/15/26, Series A(a),(b)		2,830,000	2,650,806
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(b)		400,000	349,680

		Principal Amount	Value
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		$1,298,000	$1,240,151
Sempra Energy, 4.125% to 1/1/27, due 4/1/52(b)		3,640,000	3,191,721
Sempra Energy, 4.875% to 10/15/25(a),(b)		3,080,000	2,964,500

			11,918,802

ELECTRIC—FOREIGN	3.0%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		4,646,000	3,931,585
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		4,788,000	4,485,758
Enel SpA, 6.375% to 4/16/28, Series EMTN (Italy)(a),(b),(f)		800,000	889,265
Enel SpA, 6.625% to 4/16/31, Series EMTN (Italy)(a),(b),(f)		1,100,000	1,220,140

			10,526,748

TOTAL UTILITIES			22,445,550

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$333,454,890)			317,787,141

		Shares
SHORT-TERM INVESTMENTS	0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 4.18%(g)		2,096,913	2,096,913

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,096,913)			2,096,913

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$357,505,998)	98.3%		342,829,374
OTHER ASSETS IN EXCESS OF LIABILITIES	1.7		5,922,957

NET ASSETS	100.0%		$348,752,331

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	2,192,335	USD	1,618,412	2/2/23	$(29,287)
Brown Brothers Harriman	CAD	121,675	USD	90,642	2/2/23	(806)
Brown Brothers Harriman	EUR	9,861,719	USD	10,546,615	2/2/23	(174,556)
Brown Brothers Harriman	EUR	1,700,000	USD	1,792,973	2/2/23	(55,183)
Brown Brothers Harriman	EUR	1,900,000	USD	2,043,241	2/2/23	(22,345)
Brown Brothers Harriman	EUR	289,200	USD	313,489	2/2/23	(915)
Brown Brothers Harriman	EUR	286,694	USD	311,345	2/2/23	(334)
Brown Brothers Harriman	GBP	7,792,985	USD	9,381,585	2/2/23	(225,993)
Brown Brothers Harriman	USD	9,605,789	GBP	7,792,985	2/2/23	1,789
Brown Brothers Harriman	USD	1,736,814	CAD	2,314,010	2/2/23	2,333
Brown Brothers Harriman	USD	15,251,024	EUR	14,037,613	2/2/23	9,971
Brown Brothers Harriman	CAD	2,337,489	USD	1,754,621	3/2/23	(2,508)
Brown Brothers Harriman	EUR	14,300,928	USD	15,564,186	3/2/23	(11,288)
Brown Brothers Harriman	EUR	2,000,000	USD	2,177,508	3/2/23	(739)
Brown Brothers Harriman	GBP	7,884,609	USD	9,723,891	3/2/23	(2,606)

						$(512,467)

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $89,242,289 which represents 25.6% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Variable rate. Rate shown is in effect at January 31, 2023.
(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $112,986,994 or 32.4% of the net assets of the Fund.

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $47,110,263 which represents 13.5% of the net assets of the Fund, of which 0.2% are illiquid.

(g)	Rate quoted represents the annualized seven-day yield.

Country Summary	% of Net Assets
United States	43.3
United Kingdom	12.2
France	11.2
Canada	11.1
Switzerland	5.2
Australia	3.0
Netherlands	2.4
Germany	2.3
Spain	2.1
Italy	1.9
Japan	0.8
Ireland	0.7
Other (includes short-term investments)	3.8

100.0

Cohen & Steers Preferred Securities and Income SMA Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Cohen & Steers Preferred Securities and Income SMA Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at value:

Cohen & Steers Preferred Securities and Income SMA Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$1,754,041	$—	$—	$1,754,041
Preferred Securities—$25 Par Value	21,191,279	—	—	21,191,279
Preferred Securities—Capital Securities		317,787,141		317,787,141
Short-Term Investments	—	2,096,913	—	2,096,913

Total Investments in Securities(a)	$22,945,320	$319,884,054	$—	$342,829,374

Forward Foreign Currency Exchange Contracts	$—	$14,093	$—	$14,093

Total Derivative Assets(a)	$—	$14,093	$—	$14,093

Forward Foreign Currency Exchange Contracts	$—	$(526,560)	$—	$(526,560)

Total Derivative Liabilities(a)	$—	$(526,560)	$—	$(526,560)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity for the three months ended January 31, 2023:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$22,015,155